Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.76%
Australia: 5.45%
Ansell Ltd. (Health care, Health care equipment & supplies)	384,849	$6,240,264
Inghams Group Ltd. (Consumer staples, Food products)	753,471	1,417,098
Orora Ltd. (Materials, Containers & packaging)	1,077,641	2,598,626
		10,255,988
Austria: 0.78%
Mayr Melnhof Karton AG (Materials, Containers & packaging)	9,588	1,463,231
Belgium: 2.85%
Azelis Group NV (Industrials, Trading companies & distributors)†	83,116	2,147,573
Barco NV (Information technology, Electronic equipment, instruments & components)†	137,686	3,206,351
		5,353,924
Canada: 10.65%
ATS Corp. (Industrials, Machinery)†	55,100	2,498,752
Canadian Western Bank (Financials, Banks)	151,700	3,031,354
Enerplus Corp. (Energy, Oil, gas & consumable fuels)	71,930	1,202,670
Finning International, Inc. (Industrials, Trading companies & distributors)	54,000	1,859,993
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	96,600	3,004,259
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	255,200	5,072,454
Primo Water Corp. (Consumer staples, Beverages)	236,325	3,349,573
		20,019,055
France: 4.03%
Alten SA (Information technology, IT services)†	43,077	6,204,576
Metropole Television SA (Communication services, Media)†	97,508	1,377,650
		7,582,226
Germany: 6.79%
Cancom SE (Information technology, IT services)	86,583	2,494,189
Gerresheimer AG (Health care, Life sciences tools & services)	27,551	3,262,484
Krones AG (Industrials, Machinery)	27,006	3,254,365
Stabilus SE (Industrials, Machinery)	17,382	990,932
TAG Immobilien AG (Real estate, Real estate management & development)†	246,399	2,770,114
		12,772,084
Ireland: 0.63%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	1,122,896	1,195,117
Italy: 6.48%
Azimut Holding SpA (Financials, Capital markets)†	78,453	1,852,845
Buzzi SpA (Materials, Construction materials)†	122,479	3,479,762
De’ Longhi SpA (Consumer discretionary, Household durables)†	57,145	1,451,395
GVS SpA (Industrials, Machinery)144A†	366,984	2,330,207
Interpump Group SpA (Industrials, Machinery)†	56,506	3,074,112
		12,188,321
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Japan: 24.75%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	196,500	$4,066,327
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	116,460	3,917,064
DTS Corp. (Information technology, IT services)	169,300	3,992,560
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	41,500	1,096,826
Fuji Seal International, Inc. (Materials, Containers & packaging)	166,400	1,860,910
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	58,400	3,440,413
Hoshizaki Corp. (Industrials, Machinery)	32,600	1,248,408
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	130,400	3,022,945
Meitec Corp. (Industrials, Professional services)	274,200	4,987,119
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	215,200	1,680,577
Orix JREIT, Inc. (Real estate, Office REITs)	3,656	4,648,862
PHC Holdings Corp. (Health care, Health care equipment & supplies)	93,700	993,214
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	85,500	2,830,668
Sohgo Security Services Co. Ltd. (Industrials, Commercial services & supplies)	268,000	1,636,276
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	116,100	2,140,993
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	138,500	2,379,320
Taikisha Ltd. (Industrials, Construction & engineering)	87,200	2,592,739
		46,535,221
Luxembourg: 0.06%
Novem Group SA (Consumer discretionary, Automobile components)	8,926	106,974
Netherlands: 1.32%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail)†	93,702	393,549
TKH Group NV (Industrials, Electrical equipment)	40,048	2,089,796
		2,483,345
Norway: 2.83%
Atea ASA (Information technology, IT services)	159,156	2,160,805
Elopak ASA (Materials, Containers & packaging)†	243,135	531,368
SpareBank 1 SMN (Financials, Banks)	187,311	2,628,070
		5,320,243
Spain: 3.95%
Vidrala SA (Materials, Containers & packaging)	19,579	1,991,258
Viscofan SA (Consumer staples, Food products)	83,732	5,431,739
		7,422,997
Sweden: 3.02%
Hexpol AB (Materials, Chemicals)	177,954	1,932,298
Loomis AB Class B (Industrials, Commercial services & supplies)†	128,643	3,749,399
		5,681,697
Switzerland: 4.29%
Arbonia AG (Industrials, Building products)	170,354	1,973,024
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	11,912	2,779,763
See accompanying notes to portfolio of investments
2 | Allspring Special International Small Cap Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Switzerland (continued)
Bucher Industries AG (Industrials, Machinery)	5,213	$2,319,413
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	62,987	989,532
		8,061,732
United Kingdom: 16.88%
Britvic PLC (Consumer staples, Beverages)	383,739	4,254,952
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	746,463	3,327,998
Elementis PLC (Materials, Chemicals)†	1,027,285	1,458,112
IMI PLC (Industrials, Machinery)	68,684	1,435,891
Lancashire Holdings Ltd. (Financials, Insurance)	401,297	3,074,576
Morgan Advanced Materials PLC (Industrials, Machinery)	267,316	936,553
Nomad Foods Ltd. (Consumer staples, Food products)†	148,731	2,644,437
S4 Capital PLC (Communication services, Media)†	927,660	1,257,181
Spectris PLC (Information technology, Electronic equipment, instruments & components)	155,372	7,000,814
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)†	681,897	2,201,782
Tate & Lyle PLC (Consumer staples, Food products)	434,224	4,159,954
		31,752,250
Total common stocks (Cost $168,646,089)		178,194,405
Investment companies: 1.01%
United States: 1.01%
iShares MSCI EAFE Small-Cap ETF	31,033	1,902,323
Total investment companies (Cost $1,849,628)		1,902,323

		Yield
Short-term investments: 4.02%
Investment companies: 4.02%
Allspring Government Money Market Fund Select Class♠∞		5.19%	7,558,306	7,558,306
Total short-term investments (Cost $7,558,306)				7,558,306
Total investments in securities (Cost $178,054,023)	99.79%			187,655,034
Other assets and liabilities, net	0.21			393,107
Total net assets	100.00%			$188,048,141

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,959,808	$44,552,521	$(45,954,023)	$0	$0	$7,558,306	7,558,306	$231,781
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	2,952,741	17,522,825	(20,475,598)	34	(2)	0	0	31,755 [1]
				$34	$(2)	$7,558,306		$263,536

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring Special International Small Cap Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2023, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Special International Small Cap Fund | 5

Notes to portfolio of investments—July 31, 2023 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$10,255,988	$0	$0	$10,255,988
Austria	1,463,231	0	0	1,463,231
Belgium	5,353,924	0	0	5,353,924
Canada	20,019,055	0	0	20,019,055
France	7,582,226	0	0	7,582,226
Germany	12,772,084	0	0	12,772,084
Ireland	1,195,117	0	0	1,195,117
Italy	12,188,321	0	0	12,188,321
Japan	46,535,221	0	0	46,535,221
Luxembourg	106,974	0	0	106,974
Netherlands	2,483,345	0	0	2,483,345
Norway	5,320,243	0	0	5,320,243
Spain	7,422,997	0	0	7,422,997
Sweden	5,681,697	0	0	5,681,697
Switzerland	8,061,732	0	0	8,061,732
United Kingdom	31,752,250	0	0	31,752,250
Investment companies	1,902,323	0	0	1,902,323
Short-term investments
Investment companies	7,558,306	0	0	7,558,306
Total assets	$187,655,034	$0	$0	$187,655,034
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special International Small Cap Fund